Cyxtera Management, Inc. Long-Term Incentive Plan (Details)	12 Months Ended
Dec. 31, 2020 USD ($)
Cyxtera Management, Inc. Long-Term Incentive Plan (Details) [Line Items]
Expire term	seven years
Minimum [Member]
Cyxtera Management, Inc. Long-Term Incentive Plan (Details) [Line Items]
Payout estimated range	$ 0
Maximum [Member]
Cyxtera Management, Inc. Long-Term Incentive Plan (Details) [Line Items]
Payout estimated range	$ 70,000,000